Intangible assets - M&G cash-generating unit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash-generating units
Goodwill	£ 1,857.0	£ 1,482.0	£ 1,628.0
With-profits
Cash-generating units
Goodwill	£ 206.0	£ 24.0
M&G
Cash-generating units
Period of discounted cash flow valuation	3 years
Assumed growth rate	1.70%	1.70%
M&G - retail and institutional business
Cash-generating units
Risk discount rate	12.00%	12.00%
Pre-tax discount rate	15.00%	15.00%
Venture funds investments | With-profits
Cash-generating units
Goodwill	£ 206.0	£ 24.0
Venture funds investments | With-profits | Accumulated impairment
Cash-generating units
Goodwill	£ 4.7	£ 0.0